Derivative Financial Instruments - Type of Hedge Designation and Fair Value of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedge designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 442,512	$ 395,898
Average Maturity (years)	2 years 7 months 6 days	3 years 10 months 24 days
Fair Value	$ 14,320	$ 12,733
Fair value hedge designation | Interest rate cap agreements
Derivative Instrument Detail [Abstract]
Notional Amount		$ 40,970
Average Maturity (years)		4 years 3 months 18 days
Fair Value		$ 456
Cash Flow Hedge Designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 400,000
Average Maturity (years)	2 years 1 month 6 days
Fair Value	$ 3,954
Cash Flow Hedge Designation | Interest rate floor agreements
Derivative Instrument Detail [Abstract]
Notional Amount	$ 375,000	$ 150,000
Average Maturity (years)	2 years 3 months 18 days	3 years 6 months
Fair Value	$ 3,642	$ 4,221
Cash Flow Hedge Designation | Interest rate floor agreements - short-term funding liabilities
Derivative Instrument Detail [Abstract]
Notional Amount	$ 25,000
Average Maturity (years)	3 years 4 months 24 days
Fair Value	$ 312
No hedge designation
Derivative Instrument Detail [Abstract]
Notional Amount	$ 1,108,683	$ 806,547
Average Maturity (years)	4 years 10 months 24 days	5 years 6 months
Fair Value	$ 162	$ (106)
No hedge designation | Rate-lock mortgage loan commitments
Derivative Instrument Detail [Abstract]
Notional Amount	$ 12,703	$ 18,081
Average Maturity (years)	1 month 6 days	1 month 6 days
Fair Value	$ 100	$ 173
No hedge designation | Mandatory commitments to sell mortgage loans
Derivative Instrument Detail [Abstract]
Notional Amount	$ 19,874	$ 30,442
Average Maturity (years)	1 month 6 days	1 month 6 days
Fair Value	$ 62	$ (279)
Fixed Income Interest Rate | Fair value hedge designation | Interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 5,647	$ 6,033
Average Maturity (years)	4 years 4 months 24 days	5 years 4 months 24 days
Fair Value	$ 361	$ 349
Fixed Income Interest Rate | Fair value hedge designation | Interest rate swap agreement | Installment
Derivative Instrument Detail [Abstract]
Notional Amount	$ 100,000	$ 100,000
Average Maturity (years)	2 years 4 months 24 days	3 years 4 months 24 days
Fair Value	$ 77	$ (1,228)
Fixed Income Interest Rate | Fair value hedge designation | Interest rate swap agreement | Mortgage
Derivative Instrument Detail [Abstract]
Notional Amount	$ 147,000	$ 100,000
Average Maturity (years)	2 years 2 months 12 days	4 years 3 months 18 days
Fair Value	$ 283	$ (2,131)
Fixed Income Interest Rate | Fair value hedge designation | Pay-fixed interest rate swap agreements - securities available for sale
Derivative Instrument Detail [Abstract]
Notional Amount	$ 148,895	$ 148,895
Average Maturity (years)	2 years 9 months 18 days	3 years 10 months 24 days
Fair Value	$ 13,265	$ 15,287
Fixed Income Interest Rate | Fair value hedge designation | Interest rate cap agreements
Derivative Instrument Detail [Abstract]
Notional Amount	$ 40,970
Average Maturity (years)	3 years 3 months 18 days
Fair Value	$ 334
Fixed Income Interest Rate | No hedge designation | Interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 538,053	$ 379,012
Average Maturity (years)	5 years	5 years 10 months 24 days
Fair Value	$ 13,325	$ (7,169)
Variable Income Interest Rate | No hedge designation | Interest rate swap agreement | Commercial
Derivative Instrument Detail [Abstract]
Notional Amount	$ 538,053	$ 379,012
Average Maturity (years)	5 years	5 years 10 months 24 days
Fair Value	$ (13,325)	$ 7,169